Related-Party Transactions - Transactions with Associates, Joint Ventures and Other Entities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018
Assets:
Loans and advances		¥ 94,671,818		¥ 90,682,938
Others		4,272,630		4,079,871
Liabilities:
Deposits		138,431,418		134,404,652
Others		7,601,355		6,131,739
Income statements:
Expense (interest expense and others)		2,185,192		2,255,470		¥ 2,567,948
Associates, joint ventures, and other entities [Member]
Assets:
Loans and advances	[1]	1,693,161		1,661,149
Others	[1]	115,885		89,534
Liabilities:
Deposits	[1]	208,978		178,076
Others	[1]	116,015		78,540
Income statements:
Income (interest income, fee and commission income, and others)		68,752	[1]	38,713	[1]	15,665
Expense (interest expense and others)		¥ 26,049	[1]	¥ 25,799	[1]	¥ 15,601

[1]	On November 28, 2018, Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”), which had been the Company’s subsidiary, became the Company’s joint venture. As a result, the transactions with SMFL and its subsidiaries were included in the line items.